Thrivent Multisector Bond Portfolio Shareholder Fees - Thrivent Multisector Bond Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%